Fair Value Measurements (Reconciliation of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2017		Mar. 31, 2016		Mar. 31, 2015
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		¥ 163,336
Beginning Balance		795,001
Ending Balance		179,666		¥ 163,336
Ending Balance				795,001
Other asset-backed securities and debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		57,563
Gains or losses (realized/ unrealized), included in earnings	[1]	84
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	7,464
Gains or losses (realized/ unrealized), total		7,548
Purchases	[3]	13,541
Sales		(4,879)
Settlements	[4]	(9,820)
Transfers in and/or out of Level 3 (net)	[5]	0
Ending Balance		63,953		57,563
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	75
Other assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		37,855		36,038		¥ 0
Gains or losses (realized/ unrealized), included in earnings	[1]	(22,398)		(8,482)		(36,072)
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	0		0		0
Gains or losses (realized/ unrealized), total		(22,398)		(8,482)		(36,072)
Purchases	[3]	8,309		10,669		72,654
Sales		0		0		0
Settlements	[4]	(1,650)		(370)		(544)
Transfers in and/or out of Level 3 (net)	[5]	0		0		0
Ending Balance		22,116		37,855		36,038
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(22,398)		(8,482)		(36,072)
Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		795,001	[6]	1,254,483	[6]	0
Gains or losses (realized/ unrealized), included in earnings	[1]	3,651	[6]	40,751	[6]	(100,702)
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	0	[6]	0	[6]	0
Gains or losses (realized/ unrealized), total		3,651	[6]	40,751	[6]	(100,702)
Purchases	[3]	0	[6]	0	[6]	1,765,444
Sales		0	[6]	0	[6]	0
Settlements	[4]	(185,830)	[6]	(418,731)	[6]	(611,663)
Transfers in and/or out of Level 3 (net)	[5]	0	[6]	0	[6]	0
Ending Balance	[6]	605,520		795,001		1,254,483
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	3,651	[6]	40,751	[6]	(100,702)
Reinsurance Recoverable
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		37,855
Ending Balance				37,855
Reinsurance Recoverable | Other assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		37,855	[7]	36,038	[7]	0
Gains or losses (realized/ unrealized), included in earnings	[1]	(22,398)	[7]	(8,482)	[7]	(36,072)
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	0	[7]	0	[7]	0
Gains or losses (realized/ unrealized), total		(22,398)	[7]	(8,482)	[7]	(36,072)
Purchases	[3]	8,309	[7]	10,669	[7]	72,654
Sales		0	[7]	0	[7]	0
Settlements	[4]	(1,650)	[7]	(370)	[7]	(544)
Transfers in and/or out of Level 3 (net)	[5]	0	[7]	0	[7]	0
Ending Balance	[7]	22,116		37,855		36,038
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(22,398)	[7]	(8,482)	[7]	(36,072)
Insurance Contract, Rights and Obligations
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		795,001		1,254,483		0
Gains or losses (realized/ unrealized), included in earnings	[1]	3,651		40,751		(100,702)
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	0		0		0
Gains or losses (realized/ unrealized), total		3,651		40,751		(100,702)
Purchases	[3]	0		0		1,765,444
Sales		0		0		0
Settlements	[4]	(185,830)		(418,731)		(611,663)
Transfers in and/or out of Level 3 (net)	[5]	0		0		0
Ending Balance		605,520		795,001		1,254,483
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	3,651		40,751		(100,702)
Available-for-sale securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		99,522		97,051		84,001
Gains or losses (realized/ unrealized), included in earnings	[1]	287		922		2,101
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	10,106		(10,458)		6,653
Gains or losses (realized/ unrealized), total		10,393		(9,536)		8,754
Purchases	[3]	37,212		47,886		65,964
Sales		(6,545)		(15,632)		(18,222)
Settlements	[4]	(16,066)		(19,378)		(23,796)
Transfers in and/or out of Level 3 (net)	[5]	0		(869)		(19,650)
Ending Balance		124,516		99,522		97,051
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	98		(679)		(1,745)
Available-for-sale securities | Equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		0		861		0
Gains or losses (realized/ unrealized), included in earnings	[1]			0		0
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]			8		73
Gains or losses (realized/ unrealized), total				8		73
Purchases	[3]			0		0
Sales				0		0
Settlements	[4]			0		0
Transfers in and/or out of Level 3 (net)	[5]			(869)		788
Ending Balance				0		861
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]			0		0
Available-for-sale securities | Corporate debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		5		0		661
Gains or losses (realized/ unrealized), included in earnings	[1]	0		1		73
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	(3)		0		(24)
Gains or losses (realized/ unrealized), total		(3)		1		49
Purchases	[3]	1,800		5		0
Sales		0		(1)		(210)
Settlements	[4]	(184)		0		(500)
Transfers in and/or out of Level 3 (net)	[5]	0		0		0
Ending Balance		1,618		5		0
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	0		0		0
Available-for-sale securities | Specified bonds issued by SPEs in Japan
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		3,461		7,280		6,772
Gains or losses (realized/ unrealized), included in earnings	[1]	1		5		5
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	(29)		16		101
Gains or losses (realized/ unrealized), total		(28)		21		106
Purchases	[3]	0		0		1,700
Sales		(1,200)		(1,885)		0
Settlements	[4]	(1,146)		(1,955)		(1,298)
Transfers in and/or out of Level 3 (net)	[5]	0		0		0
Ending Balance		1,087		3,461		7,280
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	0		2		5
Available-for-sale securities | CMBS and RMBS in the Americas
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		38,493		22,658		17,833
Gains or losses (realized/ unrealized), included in earnings	[1]	202		424		60
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	2,674		(3,831)		3,724
Gains or losses (realized/ unrealized), total		2,876		(3,407)		3,784
Purchases	[3]	21,871		26,431		29,372
Sales		(466)		(2,401)		(3,446)
Settlements	[4]	(4,916)		(4,788)		(4,447)
Transfers in and/or out of Level 3 (net)	[5]	0		0		(20,438)
Ending Balance		57,858		38,493		22,658
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	23		(763)		(395)
Available-for-sale securities | Other asset-backed securities and debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		57,563		66,252		58,735
Gains or losses (realized/ unrealized), included in earnings	[1]			492		1,963
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]			(6,651)		2,779
Gains or losses (realized/ unrealized), total				(6,159)		4,742
Purchases	[3]			21,450		34,892
Sales				(11,345)		(14,566)
Settlements	[4]			(12,635)		(17,551)
Transfers in and/or out of Level 3 (net)	[5]			0		0
Ending Balance				57,563		66,252
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]			82		(1,355)
Other securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		17,751		8,723		6,317
Gains or losses (realized/ unrealized), included in earnings	[1]	639		1,146		1,290
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	475		(2,194)		1,142
Gains or losses (realized/ unrealized), total		1,114		(1,048)		2,432
Purchases	[3]	14,521		10,933		6,180
Sales		(5,585)		(857)		(4,870)
Settlements	[4]	0		0		(1,336)
Transfers in and/or out of Level 3 (net)	[5]	0		0		0
Ending Balance		27,801		17,751		8,723
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	581		849		1,290
Other securities | Investment funds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		17,751		8,723		6,317
Gains or losses (realized/ unrealized), included in earnings	[1]	639		1,146		1,290
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	475		(2,194)		1,142
Gains or losses (realized/ unrealized), total		1,114		(1,048)		2,432
Purchases	[3]	14,521		10,933		6,180
Sales		(5,585)		(857)		(4,870)
Settlements	[4]	0		0		(1,336)
Transfers in and/or out of Level 3 (net)	[5]	0		0		0
Ending Balance		27,801		17,751		8,723
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	581		849		1,290
Derivative Financial Instruments, Assets and Liabilities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		8,208		11,870		2,486
Gains or losses (realized/ unrealized), included in earnings	[1]	(4,141)		(4,596)		(13,838)
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	0		0		0
Gains or losses (realized/ unrealized), total		(4,141)		(4,596)		(13,838)
Purchases	[3]	2,480		5,857		28,536
Sales		0		0		0
Settlements	[4]	(1,314)		(4,923)		(5,314)
Transfers in and/or out of Level 3 (net)	[5]	0		0		0
Ending Balance		5,233		8,208		11,870
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(4,141)		(4,596)		(13,838)
Derivative Financial Instruments, Assets and Liabilities | Options held/written and other
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		8,208		11,870		2,486
Gains or losses (realized/ unrealized), included in earnings	[1]	(4,141)		(4,596)		(13,838)
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	0		0		0
Gains or losses (realized/ unrealized), total		(4,141)		(4,596)		(13,838)
Purchases	[3]	2,480		5,857		28,536
Sales		0		0		0
Settlements	[4]	(1,314)		(4,923)		(5,314)
Transfers in and/or out of Level 3 (net)	[5]	0		0		0
Ending Balance		5,233		8,208		11,870
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(4,141)		(4,596)		(13,838)
Accounts Payable
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		0		5,533		2,833
Gains or losses (realized/ unrealized), included in earnings	[1]			3,059		(12,203)
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]			0		0
Gains or losses (realized/ unrealized), total				3,059		(12,203)
Purchases	[3]			0		0
Sales				0		0
Settlements	[4]			(2,474)		(9,503)
Transfers in and/or out of Level 3 (net)	[5]			0		0
Ending Balance				0		5,533
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]			0		(12,203)
Accounts Payable | Contingent consideration
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		¥ 0		5,533		2,833
Gains or losses (realized/ unrealized), included in earnings	[1]			3,059		(12,203)
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]			0		0
Gains or losses (realized/ unrealized), total				3,059		(12,203)
Purchases	[3]			0		0
Sales				0		0
Settlements	[4]			(2,474)		(9,503)
Transfers in and/or out of Level 3 (net)	[5]			0		0
Ending Balance				0		5,533
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]			¥ 0		¥ (12,203)

[1]	Principally, gains and losses from available-for-sale securities are included in "Gains on investment securities and dividends", "Write-downs of securities" or "Life insurance premiums and related investment income"; other securities are included in "Gains on investment securities and dividends" and derivative assets and liabilities (net) are included in "Other (income) and expense, net" and gains and losses from accounts payable are included in "Other (income) and expense, net" respectively. Also, for available-for-sale securities, amortization of interest recognized in finance revenues is included in these columns.
[2]	Unrealized gains and losses from available-for-sale securities are included in "Net change of unrealized gains (losses) on investment in securities" and "Net change of foreign currency translation adjustments."
[3]	Increases resulting from an acquisition of a subsidiary and insurance contracts ceded to reinsurance companies are included.
[4]	Decreases resulting from the receipts of reimbursements for benefits, and decreases resulting from insurance payouts to variable annuity and variable life policyholders due to death, surrender and maturity of the investment period are included. Due to the elapse of the computation period of the contingent consideration during fiscal 2016, the unsettled payment is included in a decrease of Accounts payable.
[5]	The amount reported in "Transfers in and/or out of Level 3 (net)" is the fair value at the beginning of quarter during which the transfers occur.
[6]	"Included in earnings" in the above table is recorded in "Life insurance costs" and includes changes in the fair value of policy liabilities and policy account balances resulting from gains or losses on the underlying investment assets managed on behalf of variable annuity and variable life policyholders, and the changes in the minimum guarantee risks relating to variable annuity and variable life insurance contracts as well as insurance costs recognized for insurance and annuity payouts as a result of insured events.
[7]	"Included in earnings" in the above table includes changes in the fair value of reinsurance contracts recorded in "Life insurance costs" and reinsurance premiums, net of reinsurance benefits received, recorded in "Life insurance premiums and related investment income."